Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non-controlling interests	Total
Balance at Dec. 31, 2020	$ 13,182	$ 146,015	$ (155,605)	$ 20	$ 3,612
Profit (Loss) for the period			(865)		(865)
Exercise of warrants to ordinary shares	421	91			512
Share-based payment to employees and non-employees			23		23
Balance at Jun. 30, 2021	13,603	146,106	(156,447)	20	3,282
Balance at Dec. 31, 2021	14,120	146,326	(155,133)	20	5,333
Profit (Loss) for the period			221		221
Share-based payment to employees and non-employees			9		9
Balance at Jun. 30, 2022	$ 14,120	$ 146,326	$ (154,903)	$ 20	$ 5,563